Cover	12 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Document Type	DEFC14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	BARK, Inc.
Entity Central Index Key	0001819574